Exhibit 99.1

Naming of Issuing Entity1(a)	Check if Registered	Name of Originator2(a)	Total Assets in ABS by Originator			Assets That Were Subject of Demand3(a)			Assets That Were Repurchased or Replaced4(a)			Assets Pending Repurchase or Replacement (within cure period)5(a)			Demand in Dispute6(a)			Demand Withdrawn7(a)			Demand Rejected8(a)
			(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)
Issuing Entities with Demands for Repurchase or Replacement

Issuing Entities with No Demands for Repurchase or Replacement10(a)
Residential mortgages - Non-Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2001-A			1,966	$ 648,634,021	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Total by Issuing Entity*			1,966	$ 648,634,021		0	0		0	0		0	0		0	0		0	0		0	0
Residential mortgages - Non-Prime Subtotal*			1,966	$ 648,634,021		0	0		0	0		0	0		0	0		0	0		0	0

Name of Issuing Entity(1a)	Check if Registered	Name of Originator(1b)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(2b)			Assets That Were Repurchased or Replaced(3b)			Assets Pending Repurchase or Replacement (within cure period)(4b)			Demand in Dispute(4b)			Demand Withdrawn(5b)			Demand Rejected(6b)
Issuing Entities with Demands for Repurchase or Replacement			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)(7b)	(%)(7b)	(#)	($)	(%)
Commercial mortgages
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	PNC Bank, National Association	52	$ 370,519,549	7.79%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
		Bank of America, N.A. (as successor by merger to LaSalle Bank National Association)	118	$ 1,911,069,414	40.18%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	$ 6,813,171	12.44%	0	0	0.00%
		Capmark Finance Inc.	29	$ 593,819,754	12.49%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
		Citigroup Global Markets Realty Corp.	119	$ 1,880,640,687	39.54%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Total by Issuing Entity*			318	$ 4,756,049,404		0	0		0	0		0	0		0	0		1	$ 6,813,171		0	0
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C17 0001612124	X	Morgan Stanley Mortgage Capital Holdings LLC	31	$ 549,529,805	53.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
		Bank of America, N.A.	20	$ 266,498,190	25.70%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
		CIBC Inc.	16	$ 220,816,779	21.30%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	1	$ 4,410,714	2.00%	0	0	0.00%
Total by Issuing Entity*			67	$ 1,036,844,774		0	0		0	0		0	0		0	0		1	$ 4,410,714		0	0
Hudson's Bay Simon JV Trust Commercial Mortgage Pass-Through Certificates 2015-HBFL		JPMorgan Chase Bank, N.A. (52.63%), Bank of America, N.A. (23.68%), Column Financial, Inc. (23.68%), asset co-originated	1	$ 530,944,810	100.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	1	$ 40,171,353	0.00%	0	0	0.00%
Total by Issuing Entity*			1	$ 530,944,810		0	0		0	0		0	0		0	0		1	$ 40,171,353	5.46%	0	0
Commercial mortgages Subtotal*			386	$ 6,323,838,988		0	0		0	0		0	0		0	0		3	$ 51,395,238		0	0
All total*			386	$ 6,323,838,988		0	0		0	0		0	0		0	0		3	$ 51,395,238		0	0

Issuing Entities with No Demands for Repurchase or Replacement(8b)		# Issues	Original Balance ($)
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-J2A		10	$ 1,513,530,240
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LB1A		92	$ 846,037,504
GFCM LLC Commercial Mortgage Pass-Through Certificates, Series 2003-1		171	$ 822,649,216
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A		90	$ 963,760,960
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A		94	$ 1,335,412,224
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BBA3		21	$ 1,512,635,648
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB4A		118	$ 1,222,098,176
Credit Suisse First Boston Mortgage Securities Corp. Commercial Mortgage Pass-Through Certificates, Series 2004-C5 0001310785	X	228	$ 1,866,945,024
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BA5A		12	$ 1,032,962,944
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LP5		137	$ 1,788,020,864
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2 0001328517	X	295	$ 2,979,460,352
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-HQ7 0001344184	X	278	$ 1,956,613,760
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C7		156	$ 2,447,292,416
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-BBA7		5	$ 700,000,000
Credit Suisse First Boston Mortgage Securities Corp. Commercial Mortgage Pass-Through Certificates, Series 2006-C4 0001374479	X	360	$ 4,273,091,840
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C5 0001378234	X	207	$ 2,238,772,736
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C8		173	$ 3,775,704,064
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF4		374	$ 450,901,165
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series4 0001390801	X	380	$ 6,640,315,392
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-BBA8		16	$ 1,762,390,016
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C2		52	$ 1,213,951,744
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C3 0001528503	X	63	$ 1,491,988,736
Morgan Stanley Capital I Inc. Commercial Mortgage Pass-Through Certificates, Series 2012-C5 0001552327	X	72	$ 1,354,485,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2012-C6 0001558013	X	61	$ 1,124,650,000
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-M14		172	$ 1,157,931,252
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C7 0001564347	X	64	$ 1,398,737,000
Extended Stay America Commercial Mortgage Pass- Through Certificates, Series 2013-ESH7		1	$ 1,820,000,000
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-M3		166	$ 1,131,057,988
COMM 2013-WWP Mortgage Trust Commercial Mortgage Pass-Through Certificates		1	$ 710,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C9 0001571237	X	60	$ 1,278,845,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C10 0001577311	X	75	$ 1,487,979,500
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2013-BREH		1	$ 90,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C12 0001587497	X	72	$ 1,277,771,600
Hilton USA Trust Commercial Mortgage Pass-Through Certificates, Series 2013 HLF		1	$ 875,000,000
Hilton USA Trust Commercial Mortgage Pass-Through Certificates, Series 2013 HLT		1	$ 2,625,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C13 0001590757	X	63	$ 996,009,013
WFRBS Commercial Mortgage Trust 2013-C18, Commercial Mortgage Pass-Through Certificates, Series 2013-C18 0001589803	X	67	$ 1,038,004,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C14 0001595710	X	58	$ 1,479,452,911
WFRBS Commerical Mortgage Pass-Through Certificates, Series 2014-LC14		71	$ 1,256,429,600
CGBAM Commerical Mortgage Pass-Through Certificates, Series 2014-HD		1	$ 257,500,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C16 0001606442	X	76	$ 1,267,954,822
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C18 0001617760	X	66	$ 1,277,739,500
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C19 0001623916	X	78	$ 1,471,302,100
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C20 0001629069	X	88	$ 1,148,386,738
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C21 0001631406	X	64	$ 871,663,750
BBCMS Commercial Mortgage Pass-Through Certificates, Series 2015-SLMZ		1	$ 72,500,000
BBCMS Commercial Mortgage Pass-Through Certificates, Series 2015-SLP		0	$ 580,000,000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-CALW		1	$ 1,342,500,000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-TEXW		1	$ 632,000,000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-WEST		1	$ 822,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C22 0001636513	X	77	$ 1,107,324,016
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2015-SMMZ		1	$ 102,500,000
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2015-SMRT		1	$ 312,574,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C23 0001642727	X	75	$ 1,072,706,368
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C24 0001646924	X	74	$ 935,417,433
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C26 0001655591	X	69	$ 1,048,920,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C27 0001656047	X	55	$ 837,289,316
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2015-UBS8 0001657889	X	57	$ 805,000,200
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-UBS9 0001664682	X	31	$ 666,609,197
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2016-M6		120	$ 901,030,985
Wells Fargo Commercial Mortgage Pass-Through Certificates Series 2016-BNK1 0001679420	X	40	$ 870,557,680
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2016-IMC		1	$ 610,000,000
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-BNK2		40	$ 725,571,637
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-UBS12		42	$ 824,441,736
Chicago Skyscraper Commercial Mortgage Pass-Through Certificates, Series 2017-SKY		1	$ 1,020,000,000
BANK 2017-BNK4 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK4 0001698685	X	48	$ 1,008,188,843
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-C33 0001702746	X	44	$ 703,273,500
BANK 2017-BNK5 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK5 0001706303	X	87	$ 1,231,288,365
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-M8		118	$ 902,326,755
BX Trust 2017-SLCT, Commercial Mortgage Pass-Through Certificates, Series 2017-SLCT 0001712183	X	1	$ 1,393,500,000
BX Trust 2017-APPL, Commercial Mortgage Pass-Through Certificates, Series 2017-APPL 0001712413	X	1	$ 800,000,000
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2017-B1 0001713393	X	48	$ 941,581,078
BANK 2017-BNK7 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK7 0001714679	X	65	$ 1,214,180,360
BANK 2017-BNK8 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK8 0001718322	X	50	$ 1,130,807,029
CHT 2017-COSMO Mortgage Trust Commercial Pass-Through Certificates, Series 2017-COSMO 0001723216	X	1	$ 1,380,000,000
BANK 2018-BNK10 Commercial Mortgage Pass-Through Certificates, Series 2018-BNK10		68	$ 1,287,148,920
CGCMT 2018-B2 Commercial Mortgage Pass-Through Certificates, Series 2018-B2		52	$ 1,062,384,703
BANK 2018-BN11 Commercial Mortgage Pass-Through Certificates, Series 2018-BNK11		42	$ 688,407,352
BANK 2018-BN12 Commercial Mortgage Pass-Through Certificates, Series 2018-BNK12		63	$ 901,339,322
Ashford Hospitality Trust 2018-KEYS Commercial Mortgage Pass-Through Certificates		6	$ 982,000,000
BANK 2018-BNK13 Commercial Mortgage Pass-Through Certificates, Series 2018-BNK13		62	$ 944,189,953
Commercial Mortgage Pass-Through Certificates, Series 2018-BNK14		62	$ 1,379,430,107
BANK 2018-BN15, Commercial Mortgage Pass-Through Certificates, Series 2018-BNK15		67	$ 1,084,917,247
NYT 2019-NYT Mortgage Trust Commercial Mortgage Pass-Through Certificates		1	$ 515,000,000
Commercial Mortgage Pass-Through Certificates, Series 2019-BNK16		69	$ 974,841,841
CORE 2019-CORE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CORE		1	$ 402,800,000
Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage, Pass-Through Certificates, Series 2019-CHL2		1	$ 503,000,000
Commercial Mortgage Pass-Through Certificates, Series 2019-BNK17		49	$ 833,343,348
New Orleans Hotel Trust 2019-HNLA		1	$ 325,000,000
Fannie Mae Multifamily REMIC Trust 2019-M7		63	$ 900,018,694
Commercial Mortgage Pass-Through Certificates, Series 2019-BNK18		56	$ 1,112,085,750
CSMC 2019-ICE4, Commercial Mortgage Pass-Through, Certificates, Series 2019-ICE4		1	$ 2,350,000,000
Commercial Mortgage Pass-Through Certificates, Series 2019-BNK19		73	$ 1,302,470,080
BX Commercial Mortgage Trust 2019-XL, Commercial Mortgage Pass-Through Certificates, Series 2019-XL		1	$ 5,600,000,000
DC Office Trust 2019-MTC, Commercial Mortgage Pass-Through Certificates, Series 2019-MTC		1	$ 404,000,000
BANK Commercial Mortgage Pass-Through Certificates, Series 2019-BNK22		58	$ 1,202,148,724
CLNY Trust 2019-IKPR, Commercial Mortgage Pass-Through Certificates, Series 2019-IKPR		1	$ 755,000,000
BANK Commercial Mortgage Pass-Through Certificates, Series 2019-BNK23		47	$ 1,287,022,414
Commercial Mortgage Pass-Through Certificates, Series 2020-BNK25		77	$ 1,634,271,868
Commercial Mortgage Pass-Through Certificates, Series 2020-BNK26		75	$ 1,200,097,104
Fannie Mae Multifamily REMIC Trust 2020-M20		18	$ 529,382,000
Commercial Mortgage Pass-Through Certificates, Series 2020-BNK28		54	$ 720,172,953
BX Commercial Mortgage Trust 2020-VKNG		1	$ 600,000,000
Grace Trust 2020-GRCE, Commercial Mortgage Pass-Through Certificates, Series 2020-GRCE		1	$ 750,000,000
Commercial Mortgage Pass-Through Certificates, Series 2020-BNK29		41	$ 871,162,919
Commercial Mortgage Pass-Through Certificates, Series 2020-C8		48	$ 700,244,660
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK31		61	$ 905,782,000
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK32		64	$ 904,829,900
NYC Commercial Mortgage Trust 2021-909, Commercial Mortgage Pass-Through Certificates, Series 2021-909		1	$ 250,000,000
DOLP Trust 2021-NYC, Commercial Mortgage Pass-Through Certificates, Series 2021-NYC		0	$ 1,100,000,000
Progress Residential 2021-SFR4 Trust Single-Family Rental Pass-Through Certificates		1	$ 468,962,000
MHC Trust 2021-MHC2, Commercial Mortgage Pass-Through Certificates, Series 2021-MHC2		1	$ 352,000,000
TPGI Trust 2021-DGWD, Commercial Mortgage Pass-Through Certificates, Series 2021-DGWD		1	$ 500,000,000
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK34		56	$ 1,033,345,645
SLG Office Trust 2021-OVA, Commercial Mortgage Pass-Through Certificates, Series 2021-OVA		1	$ 3,000,000,000
Morgan Stanley Capital I Trust 2021-L6, Commercial Mortgage Pass-		43	$ 765,326,113
Commercial Mortgage Pass-Through Certificates, Series 2021-BNK35		76	$ 1,394,856,187
BXHPP Trust 2021-FILM Commercial Mortgage Pass-Through Certificates, Series 2021-FILM		1	$ 1,100,000,000
BX Trust 2021-SDMF, Commercial Mortgage Pass-Through Certif icates, Series 2021-SDMF		1	$ 800,000,000
Commercial Mortgage Pass-Through Certificates, Series 2021-TRIP		1	$ 1,800,000,000
Commercial Mortgage Pass-Through Certificates, CAMB 2021-CX2 Mortgage Trust		1	$ 696,000,000
Commercial Mortgage Pass-Through Certificates, Series 2021-ACNT		1	$ 2,220,000,000
Commercial Mortgage-Pass Through Certificates, Series 2021-RISE		1	$ 1,200,000,000
Commercial Mortgage Pass-Through Certificates, Series 2022-OANA		0	$ 2,400,000,000
Commercial Mortgage Pass-Through Certificates, Series 2022-IND		1	$ 1,760,000,000
Commercial Mortgage Pass-Through Certificates, Series 2022-BNK41		69	$ 1,169,819,591
Commercial Mortgage Pass-Through Certificates, Series 2022-BOCA		1	$ 900,000,000
Commercial Mortgage Pass-Through Certificates, Series 2022-CSMO		1	$ 3,025,000,000
Commercial Mortgage Pass-Through Certificates, Series 2022-PSB		1	$ 2,733,620,000
Commercial Mortgage Pass-Through Certificates, Series 2022-BNK43		61	$ 1,089,749,733
Commercial Mortgage Pass-Through Cerificates, Series 2022-LPF2		1	$ 1,100,000,000
Commercial Mortgage Pass-Through Certificates, Series 2022-WMRK		1	$ 1,885,000,000
Commercial Mortgage Pass-Through Certificates, Series 2022-BNK44		56	$ 1,026,344,000
Commercial Mortgage Pass-Through Certificates, Series 2023-BNK45		24	$ 705,212,280
Commercial Mortgage Pass-Through Certificates, Series 2023-5YR1		24	$ 1,025,941,018
Commercial Mortgage Pass-Through Certificates, Series 2023-DELC		1	$ 950,000,000
Commercial Mortgage Pass-Through Certificates, Series 2023-VLT2		1	$ 800,000,000
Commercial Mortgage Pass-Through Certificates, Series 2023-5YR2		20	$ 675,072,360
Commercial Mortgage Commercial Mortgage Pass-Through Certificates, Series 2023-C20		32	$ 825,198,605
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2023-CITY		1	$ 925,000,000
Commercial Mortgage Pass-Through Certificates, Series 2023-5YR3		36	$ 886,066,573
Commercial Mortgage Pass-Through Certificates, Series 2023-BNK46		32	$ 720,578,197
Commercial Mortgage Pass-Through Certificates, Series 2023-C22		28	$ 692,794,721
Commercial Mortgage Pass-Through Certificates, Series 2023-5YR4		27	$ 744,123,334
Commercial Mortgage Pass-Through Certificates, Series 2023-B40		20	$ 484,404,598
Commercial Mortgage Pass-Through Certificates, Series 2023-2		46	$ 914,466,875
Commercial Mortgage Pass-Through Certificates, Series 2024-5YR5		24	$ 518,600,000
Commercial Mortgage Pass-Through Certificates, Series 2024-IND2		1	$ 615,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-SPBX		1	$ 485,000,000
Commercial Mortgage Pass-Through Certificates, SERIES 2024-CNYN		1	$ 1,700,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-WPT		1	$ 230,000,000
SCG 2024-MSP Mortgage Trust Commercial Mortgage Pass-Through Certificates		1	$ 220,200,000
Commercial Mortgage Pass-Through Certificates, Series 2024-5YR6		46	$ 984,317,834
Commercial Mortgage Pass-Through Certificates, Series 2024-MDHS		1	$ 1,380,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-DSNY		1	$ 735,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-C26		44	$ 810,282,762
Commercial Mortgage Pass-Through Certificates, Series 2024-KING		1	$ 600,000
Commercial Mortgage Pass-Through Certificates, Series 2024-ELM		2	$ 1,393,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-HOU		1	$ 325,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024- MRCO		1	$ 590,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-BNK47		52	$ 1,081,999,009
Commercial Mortgage Pass-Through Certificates, Series 2024-5YR10		42	$ 837,836,355
Commercial Mortgage Pass-Through Certificates, Series 2024-VLT5		1	$ 755,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-PARK		1	$ 400,000,000
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2024-FNX		1	$ 860,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-CORE		1	$ 686,000,000
Commercial Mortgage Pass-Through Certificates, Series 2024-5YR11		32	$ 795,381,500
Commercial Mortgage Pass-Through Certificates, Series 2024-C30		30	$ 846,512,146
Commercial Mortgage Pass-Through Certificates, Series 2025-SPRL		1	$ 2,850,000,000
COMMERCIAL MORTGAGE -THROUGH CERTIFICATES, SERIES 2025-ROIC		1	$ 2,780,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-3BP		1	$ 1,125,000,000
Commercial Mortgage Pass-Through Certificates,Series 2025-VLT6		1	$ 2,050,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-IND		1	$ 540,000,000
"INTOWN 2025-STAY Mortgage Trust Commercial Mortgage		1	$ 1,445,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-5C1 1102113		40	$ 934,609,352
Commercial Mortgage Pass-Through Certificates, Series 2025-SPOT		1	$ 1,300,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-5YR14		15	$ 884,545,000
Commercial Mortgage Pass-Through Certificates,Series 2025-1535		1	$ 300,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-1C		2	$ 650,000,000
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2025-OANA		1	$ 2,420,000,000
IP 2025-IP Mortgage Trust Commercial Mortgage Pass-Through Certificates		1	$ 675,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-BNK50		8	$ 491,240,000
Commercial Mortgage Pass-Through Certificates, Series 2025-LPF2		1	$ 935,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-5YR15		30	$ 556,355,500
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2025-VLT7		1	$ 1,500,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-C35		33	$ 795,670,000
Commercial Mortgage Pass-Through Certificates, Series 2025-BCAT		1	$ 1,375,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-151		1	$ 1,300,000,000
Commercial Mortgage Pass-Through Certificates, Series 2025-INFL		1	$ 407,500,000
Commercial Mortgage Pass-Through Certificates, Series 2025-11MD		1	$ 1,400,000,000

Naming of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Residential mortgages – Manufactured housing
BankAmerica Manufactured Housing Contract Trust 1995-BA1 - 0001102113	x	Bank of America, N.A. (BANA)		125,209,123
BankAmerica Manufactured Housing Contract Trust 1996-1 - 0001102113	x	Bank of America, N.A. (BANA)		245,785,417
BankAmerica Manufactured Housing Contract Trust 1997-1 - 0001102113	x	Bank of America, N.A. (BANA)		261,995,275
BankAmerica Manufactured Housing Contract Trust 1997-2 - 0001102113	x	Bank of America, N.A. (BANA)		499,999,894
BankAmerica Manufactured Housing Contract Trust 1998-1 - 0001102113	x	Bank of America, N.A. (BANA)		895,440,093
BankAmerica Manufactured Housing Contract Trust 1998-2 - 0001102113	x	Bank of America, N.A. (BANA)		685,982,618
Residential mortgages - Manufactured housing Subtotal			0	2,714,412,420%		0	0%		0	0%		0	0%		0	0%		0	0%		0	0%

Bank of America, National Association

Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) Ginnie Mae I MBS and Ginnie Mae II MBS listed in the table above are denoted by (GNI) and (GNII), respectively. This report only covers repurchase activity reported by the securitizer to Ginnie Mae for Ginnie Mae MBS pools with defective mortgage assets as described in Section 14-8(D) of the Ginnie Mae MBS Guide during the reporting period covered by this Form ABS-15G. For Ginnie Mae II MBS, information regarding the number of assets and the identity of the originators at issuance could not be obtained without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Except for the Ginnie Mae MBS listed in the table above, the originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

3(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. The status as of the end of the reporting period of any demand that was received during or prior to the reporting period will appear in the other applicable column in this Form ABS-15G until such demand has been resolved.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us. We followed up written requests made of Demand Entities as we deemed appropriate. In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

4(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Reflects assets for which the applicable party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the applicable party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c) The applicable party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or

(b) Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a) Reflects assets for which the applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

9(a) Except for Ginnie Mae MBS listed in the table above, an outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal. This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column. However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

An outstanding principal balance shown in this column and used to calculate the corresponding “% of principal balance” column for any Ginnie Mae MBS is determined in accordance with the reporting methodology prescribed by the Ginnie Mae MBS Guide.

10(a) Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations. The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Commercial Mortgages

1(b)The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class. Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(b) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. The status as of the end of the reporting period of any demand that was received during or prior to the reporting period will appear in the other applicable column in this Form ABS-15G until such demand has been resolved.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us. We followed up written requests made of Demand Entities as we deemed appropriate. In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(b) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4(b) Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the applicable party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c) The applicable party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(b) Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(b) Reflects assets for which the applicable party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(b)The assets subject to the repurchase demands were paid off in December 2023, July 2024 and December 2023, respectively. For any asset that was paid off or liquidated prior to or during the reporting period, the outstanding principal balance is calculated as of the time of payoff or liquidation, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as of the immediately preceding trustee’s report.

7(b)Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations. The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.